SCHEDULE OF FAIR VALUE OF THE FORWARD PURCHASE AGREEMENT (Details) - USD ($)	3 Months Ended			9 Months Ended
	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Sep. 30, 2025
Platform Operator, Crypto Asset [Line Items]
Forward purchase agreement at June 30, 2025			$ 0	$ 0
Assumed in Reverse Acquisition				49,034
Forward purchase agreement at September 30, 2025	$ 9,901			9,901
Fair Value, Inputs, Level 3 [Member]
Platform Operator, Crypto Asset [Line Items]
Forward purchase agreement at June 30, 2025	49,285	$ 49,303
Assumed in Reverse Acquisition			49,034
Change in fair value	(39,384)	(18)	269
Forward purchase agreement at September 30, 2025	$ 9,901	$ 49,285	$ 49,303	$ 9,901